LETTER FROM THE INVESTMENT ADVISER                     1st Source Monogram Funds
--------------------------------------------------------------------------------

Dear Investor:

We are pleased to present this report for the six months ended September 30, 1999. Over the course of the period, interest rates rose, making the environment a relatively difficult one -- and yet, one that presented great opportunity for long-term investors.

A SHORT-LIVED RETURN TO VALUE

As the period opened in early spring, the economy's red-hot growth prompted concern about inflationary pressures. Interest rates began to edge upward, and stocks grew considerably more volatile as investors took a very close look at the valuation of larger cap issues. The word "value" suddenly became more visible -- and, out of the spotlight for the past several years, mid-cap and smaller cap value issues suddenly took center stage. The enthusiasm for these issues was sweet but, unfortunately, short-lived. Within a matter of weeks, sentiment again focused on the larger cap issues, in general, and larger cap technology stocks, in particular. Despite their strong fundamentals and astonishing valuations relative to larger cap issues, value stocks faded back into the woodwork.

By the end of the summer, however, enthusiasm faded for even the large caps, as conventional wisdom seemed to indicate that their best days -- and biggest gains -- were behind them. This, combined with the Federal Reserve Board's (the
Fed) move to increase interest rates, created anxiety and, ultimately, negative sentiment in the marketplace, and stocks fell back. The situation in the bond markets was not quite as gloomy. With the feeling that the "shoe had dropped" at least for the moment, with the Fed's actions, investors' tensions eased a bit, and bonds staged a comeback. Hedging their bets, however, investors focused on non-Treasury securities, and Treasuries saw only a few sparks of interest. As a result, the period overall was a relatively rocky one for many stock and bond investors.

WHAT IS NEXT?

The question now is, where do we go from here? Obviously, the issue that the markets are grappling with is the direction of interest rates. With our economy firing on all cylinders, recent statistics seem to indicate that inflationary pressures are growing. The Fed has also indicated its willingness to act again if and when it appears to be necessary. As a result, after a summer of investor anticipating and then reacting to the Fed's actions, their "interest rate fretting" is still in full swing.

Of course, if the Fed does take further action, it does not have to make such a dramatic change that it squeezes the economy into a recession. Clearly, as in the past, the Fed is aiming for a softer landing. And that, in fact, may be the result of its actions. The recent increases should cause the economy to slow at its margins in the coming months. Moreover, to some extent, some of the activity seen over the past several months may have been due to Y2K concerns. While it now appears that this may be a non-event, growth numbers may have been distorted slightly by businesses making preparations over the past two quarters. So, even without further Fed action, we may see our economy's growth fall back to more moderate levels in the months ahead.

STOCKS: LOOKING BEYOND THE NIFTY FIFTY

Concerns about interest rates, however, may dominate the market environment for some time to come -- with earnings sliding to the back burner. As a result, for value stocks, there may be a longer wait before their strong earnings and solid fundamentals are recognized. Nonetheless, we believe when the tide does turn, investors will find there are

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                                       -1-

LETTER FROM THE INVESTMENT ADVISER                     1st Source Monogram Funds
--------------------------------------------------------------------------------

many reasonably priced companies whose earnings and business outlooks are very promising. Moreover, after posting such astounding gains over the past several years, the fundamental picture for many of the market leaders is not so solid. In comparison to smaller caps and mid-cap companies whose growth is accelerating, growth among the large caps is projected to be flat in the months ahead. As always, however, it is impossible to predict precisely when the tide will turn. But, given the circumstances, we believe that when it does turn, the move will be a sustained and powerful one.

BONDS: UNCERTAINTY CREATES VOLATILITY

While we are optimistic about the prospects for bonds over the long-term, the months ahead could be rocky ones for fixed-income investors.
After several years of benign inflation, many in the marketplace have become complacent. Yet, recent numbers would seem to indicate that inflationary pressures are building and this may be more of a factor in the months to come. Also, emotions play a role in the marketplace -- and while it seems the threat of any major disruption due to Y2K has diminished considerably, an emotional subcurrent still runs through the marketplace. In fact, if in the unlikely event there is a disruption, we would expect to see reactions in both the stock and bond markets. As a result, until we pass through Y2K, and the direction of both inflation and interest rates is clearer, we expect the environment in the fixed-income markets will be a touch on the nervous side.

IN CLOSING. . .
In the pages that follow, you will find interviews with our fund managers outlining performance over the past year and expectations for the future and giving, detailed financial information and a schedule of investments for each of our funds. We urge you to read this material closely.

Finally, we thank you for your continued confidence in us. We look forward to providing you with superior investment management and to serving your needs now and in the years ahead. As always, if you have any questions or require any assistance, please contact your account representative or call the Funds directly at 1-800-766-8938.

Sincerely,

Ralph C. Shive, CFA
Pascal "Pat" Romano, CFA

Brian A. Bythrow, CFA

NOTICE TO SHAREHOLDERS
PLEASE BE ADVISED OF THE FOLLOWING FACTS ABOUT MUTUAL FUNDS:
                           - YOUR PRINCIPAL IS AT RISK
                           - NOT AN OBLIGATION OF 1ST SOURCE BANK
                           - NO FDIC COVERAGE
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                                       -2-

                                                       1st Source Monogram Funds
--------------------------------------------------------------------------------

INCOME EQUITY FUND
 RALPH C. SHIVE, CFA

Q. HOW DID THE FUND PERFORM DURING THE PERIOD?
 A. The Fund's total return for the six months ended September 30, 1999, was 3.05% (without sales load).(+) In comparison, the Russell 1000 Value Index(1) produced a total return of 0.38%, and the Lipper Equity Income Average(2) produced a total return of 0.02%.

Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
 A. After sitting on the sidelines throughout much of the past two years, mid-cap value stocks had a brief moment in the sun in the late spring. Wall Street decided that international markets were improving; the fundamentals of our own economy appeared to be strong; and inflation was benign. So, many of the stocks, particularly some of the cyclicals that had been hammered so badly in '98, came to the forefront. Manufacturers and chemical companies also received a flurry of attention. But, it was all short-lived. Before the summer was over, sentiment shifted back to the large-cap growth stocks, and enthusiasm for mid-cap and smaller cap stocks wilted.

    At the same time, however, interest in those sectors did not vanish entirely. Throughout the summer, merger, takeover and consolidation activity in several industries attracted market attention and investors. All in all, however, it was not enough. Unlike the larger cap growth issues, smaller and mid-cap stocks just did not have the "zip" or the sheer tonnage apparently necessary to grab and keep investors' attention.

Q. HOW DID YOU APPLY YOUR INVESTMENT STRATEGY DURING THE PERIOD?
 A. When attention shifted to the sector early in the period, we thought that it might be the beginning of the group's move upward. This was not to be -- right now. Nonetheless, no market cycle lasts forever, and at some point, investors' infatuation with the larger cap growth stocks will end. With this in mind, we did not chase market sentiment, but rather maintained our focus on value and yield. In comparison to large-cap issues, the values and yields that the mid-cap sector offered continued to be compelling. In fact, due to the value that many of these companies now represent -- many in the range of 8 times earnings versus 27+ for large caps and 100+ for some of the most popular names like Cisco Systems -- takeover activity was high during the period. Due to the sheer quality of the portfolio's holdings, it was not surprising that it benefited.

Q. WHAT IS YOUR MARKET OUTLOOK FOR THE NEXT SIX MONTHS?
 A. Given the current uncertainties about the direction of interest rates, the strength of our economy, Y2K and the high valuations of large-cap growth stocks, we expect the market to be rather volatile in the months ahead. But whether or not this will trigger the long-awaited, and now well-deserved, shift in sentiment to value is impossible to predict. As the evaporation of interest in the sector in the summer of 1999 demonstrated, the market's behavior is not always rational. Nonetheless, at some point, we believe sentiment will shift decisively.

    Moreover, when this move does come -- given the sheer quality of the values available in the mid-cap arena and the fact that many of these stocks have been in a "stealth bear market" over the past two years and have already "corrected," -- it may be a sustained and extremely strong one. Having aggressively capitalized on the environment of the past year, we believe the portfolio is well positioned for the shift, and we are optimistic about its long-term prospects.

(+)With the maximum sales load of 5.00%, the Fund's return for the period would have been -2.11%.

(1)The Russell 1000 Value Index is an unmanaged index that contains 1,000 securities with a less-than-average growth orientation. Securities in this index generally have lower price-to-book and price/earnings ratios, higher dividend yields and lower forecasted growth values than the Growth Universe. This index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund reflects the deduction of fees for these value-added services.

(2)The Lipper Equity Income Average consists of funds that seek relatively high current income and growth of income through investing 60% or more of its portfolio in equities.

(*)The Fund's portfolio composition is subject to change.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE PER SHARE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

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                                       -3-

                                                       1st Source Monogram Funds
--------------------------------------------------------------------------------

INCOME FUND
 PASCAL "PAT" ROMANO, CFA

Q. HOW DID THE FUND PERFORM DURING THE PERIOD?
 A. For the six months ended September 30, 1999, the Fund produced a total return of -0.07% (without the sales load)(+). In comparison, the Lehman Brothers Intermediate Government/Corporate Bond Index(1) produced a total return of 0.52%. Please note, however, this index tracks the performance of intermediate bonds over a wide quality range. The Fund invests only in securities rated "A" or better.

Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
 A. The fixed-income markets took investors on a roller-coaster ride during the six months ended September 30, 1999. At the period's start, the Fed tightened short-term interest rates and, even more disconcerting to investors, indicated its willingness to move again if the economy did not show clear evidence of slowing. As a result, investors spent much of the second half of the period on edge, waiting and wondering when or if the Fed would do more.

    As the period drew to a close, however, tensions seem to ease off a bit. Non-Treasury securities rallied but Treasuries, considered pure interest rate plays, moved only slightly. Consequently, the period was a relatively rocky one for fixed-income investors, in general, and for more conservative investors concentrated in higher quality issues, in particular. For the most part, returns were negative.

Q. HOW DID YOU APPLY YOUR INVESTMENT STRATEGY DURING THE PERIOD?
 A. Given the uncertainty that dominated the environment, we approached the markets cautiously. Refusing to compromise quality in an effort to "trade the markets," turnover was minimal. Moreover, given our focus on high-quality securities, the portfolio was relatively overweighted in Treasuries. As a result, the portfolio's participation in the brief rally in the closing weeks of the period was somewhat limited. Due to this, the fund fell slightly short of its benchmark for the period. But, given the somewhat difficult environment and emotional undercurrents in the marketplace pertaining to Y2K, we feel that caution was well warranted.

Q. WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
 A. We are somewhat apprehensive about the markets in the months ahead. Looking at numbers like total U.S. compensation, a number that includes stock options as well as some other numbers not included in general wage statistics, it is clear that wages are rising now. This, coupled with other recently released numbers, indicates that inflation may, in fact, be more of a factor than many people realize. Also, emotional Y2K-related subcurrents are still present in the marketplace. While it appears we will not experience any major disruptions, no one can absolutely predict that will be the case -- which adds elements of uncertainty and, in turn, nervousness to the environment.

    Consequently, while we are optimistic about the market's prospects in the long term, the marketplace may be somewhat volatile in the months ahead. We continue to maintain our cautious stance and the portfolio's high-quality standards. Moreover, in recent weeks we have worked to bring the portfolio's average maturity in line with the industry benchmark for funds of this type. As a result, at the period's end, the average credit quality of the portfolio's holdings was (AA), and the average maturity was (4.1) years.

(+)With the maximum sales charge of 4.00%, the Fund's return for the period would have been -4.10%.

(1)The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index considered to be representative of the performance of government and corporate bonds with maturities of less than ten years. This index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund reflects the deduction of fees for these value-added services.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE PER SHARE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.
--------------------------------------------------------------------------------

                                                       1st Source Monogram Funds
--------------------------------------------------------------------------------

SPECIAL EQUITY FUND(+)
BRIAN A. BYTHROW, CFA

Q. HOW DID THE FUND PERFORM DURING THE PERIOD?
 A. For the six months ended September 30, 1999, the Fund produced a total return of -0.33% (without sales load)(++) versus a return of 8.25% over the same period for the Russell 2000 Index.(1)

Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
 A. The high valuations of large-cap issues and rising interest rates prompted investors to take a look at smaller cap stocks. What they found was very encouraging -- valuations were very attractive and the smaller caps offered relatively greater fundamental strength and earnings growth than many of the large-cap stocks. But, unfortunately, what they did not have were well-known names or "pizzazz," two factors that still counted a great deal in the environment of the period. As a result, as the market calmed in early summer, the small caps again receded into the shadows, and the larger issues rebounded. Nonetheless, the bump last spring helped the performance of the sector overall for the period. Rather than the type of underperformance the sector has turned in over the past several years, small caps lagged overall benchmarks only slightly.

Q. HOW DID YOU APPLY YOUR INVESTMENT STRATEGY DURING THE PERIOD?
 A. Throughout the period, the Fund was overweighted in telecommunications, micro-chip producers, radio and wireless stocks. Those sectors did well in an environment that favored new technologies. But the Fund did not hold Internet stocks -- the market's particular favorites in the new technology arena over the past two years. Moreover, this was also an environment that treated companies badly that did not meet expectations -- such as missing their estimates by even a small margin. Small-cap companies, regardless of any future prospects, were treated particularly hard. It was not unusual to see a stock's value cut in half for missing its number by one or two cents. Consequently, while the Fund did hold a number of winners in the new technology sectors, their performance was not enough to compensate for the lapse that some of our other holdings presented. As a result, the Fund lagged its benchmark.

Q. WHAT IS YOUR OUTLOOK FOR SMALL CAPS IN THE SIX MONTHS AHEAD?
 A. Clearly, the marketplace is nervous about the direction of interest rates. Y2K also adds an element of uncertainty -- and one that may prompt investors to seek the comfort of the best-known and most liquid stocks over the near-term. After year-end, however, the situation may be considerably different. Globally, the environment is improving, and stock markets are rebounding. Even more encouraging is the fact that small-cap markets abroad are showing strong signs of life. In Japan, for instance, many small caps are now up almost 200% over the start of the year. Consequently, looking beyond the immediate future, we believe the prospects for small caps are very bright. Moreover, at the period's end, approximately 30% of the Fund's assets were held in cash -- putting the Fund in position to capitalize on any buying opportunities the short-term, choppy environment creates.(*)

(+)Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a grater degree of market volatility than average.

(++)With the maximum sales charge of 5.00%, the Fund's return for period would have been -5.28%.

(1)The Russell 2000 Index is an unmanaged index that represents the performance of domestically traded common stocks of small to mid-sized companies. This index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund reflects the deduction of fees for these value-added services.

(*)The Fund's portfolio composition is subject to change.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE PER SHARE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.
--------------------------------------------------------------------------------

                                                       1st Source Monogram Funds
--------------------------------------------------------------------------------

DIVERSIFIED EQUITY FUND

The Diversified Equity Fund is a multi-style, multi-manager portfolio with three subadvisors representing the sector rotation, value and growth styles. The following interview is with portfolio managers John Truschel of Standish, Ayer & Wood (blending value and growth), Robert Marcin of Miller Anderson & Sherrerd LLP (value) and Pam Czekanski of Loomis Sayles & Company LP (growth).

Q. HOW DID THE FUND PERFORM DURING THE PERIOD?
 A. For the six months ended September 30, 1999, the Fund's total return was -1.24% (without sales load).(+) Over the same time period, the S&P 500 Index(1) produced a total return of 0.37%.

Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
 A. John Truschel, Standish, Ayer & Wood:
    Over the course of the period, enthusiasm for "growth at any price" seemed to diminish a bit. As a result, we saw more interest in stocks offering investors "growth at a reasonable price" than we have seen in some time. In this environment, several of the portfolio's holdings did well, among them were Sun Microsystems (1.88% of the Fund's portfolio), Amgen (0.57%), IBM (1.52%) and Intel (1.79%). At the same time, sentiment did not shift so radically that valuation rose to the forefront and value stocks took the lead. With the exception of a few short weeks in spring, investors favored growth over the course of the period. Nonetheless, the cracks seem to be appearing.(*)

 A. Robert Marcin, Miller Anderson & Sherrerd:
    The period was another disappointing one for the low price to earnings universe, as the market continued to favor growth. Indeed, with the exception of a few short weeks of disenchantment in early spring, many market favorites appeared to be virtually bulletproof throughout the period. Ironically, however, as their stock prices languished, many low P/E companies flourished in the economic environment of the period and grew stronger. Nonetheless, these companies experienced difficulty attracting attention, as investors continued to "irrationally dismiss" anything that was not conceptually appealing.

 A. Pam Czekanski, Loomis Sayles & Company:
    Concerns about inflation and interest rates, however, created a relatively volatile marketplace during the period. Nonetheless, with only a minor sputter in the spring, growth stocks in general, and technology stocks in particular, drove the market. Focused on growth and with sizable positions in the technology and technology-related sectors, the portfolio benefited handsomely. The performance of Sun Microsystems was particularly notable. Over the course of the six months ended September 30, 1999, it gained approximately 43%. EMC Corp. (0.96%) and PE BioSystems (0.72%) also posted very strong gains.(*)

Q. HOW DID YOU APPLY YOUR INVESTMENT STRATEGY DURING THE PERIOD?
 A. John Truschel, Standish, Ayer & Wood:
    Throughout the period, we continued to seek out and invest in companies with reasonable valuations and solid growth prospects. Because these stocks have been out of favor for some time now, we found many such opportunities. In early spring, it looked as though the market would reward our efforts, but after a brief flurry of interest, investors again focused on the larger cap issues. Nonetheless, we stood strong and maintained our focus. As the period drew to a close, the average holding in our portfolio was valued at approximately 20 times earnings versus the market average of 27 times earnings and was well-positioned to capitalize on any recognition of the upside potential of stocks beyond the small circle of market favorites.

(+)With the maximum sales charge of 5.00%, the Fund's return for the period would have been -6.16%.

(1)The S&P 500 Stock Index is an unmanaged index that generally reflects the performance of the U.S. stock market as a whole. This index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund reflects the deduction of fees for these value-added services.

(*)The Fund's portfolio composition is subject to change.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE PER SHARE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.
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                                       -6-

                                                       1st Source Monogram Funds
--------------------------------------------------------------------------------

 A. Robert Marcin, Miller Anderson & Sherrerd:
    Laboring in the shadows of the large-cap growth issues for the better part of three years now, the low P/E universe offered investors astonishing values during the period. Throughout, we maintained our focus on seeking out those companies offering the greatest potential -- those with solid earnings growth, strong fundamentals and cheap valuations. As a result, as discouraging as it was not to have these efforts rewarded by the market, we were heartened by the fact that the portfolio is very well-positioned for the day the market shifts its sentiments.

 A. Pam Czekanski, Loomis Sayles & Company:
    Clearly, investor sentiment will broaden beyond a narrow group of technology issues sooner rather than later. Consequently, with regard to our holdings that lagged the technology sector, we stood strong and continue to do so. Moreover, throughout the period, we focused our efforts on seeking out those companies that will likely deliver in terms of revenue growth and those we feel are likely to benefit from an improving global economy. Therefore, positions were established in McDonalds (1.15%) and Proctor & Gamble (1.27%). Merrill Lynch (0.75%) and American Express (1.02%) were also added to the portfolio. Not only will these two companies benefit as markets worldwide recover, both are at the forefront of change in the financial services industry.(*)

Q. WHAT IS YOUR OUTLOOK FOR THE SIX MONTHS AHEAD?
 A. John Truschel, Standish, Ayer & Wood:
    At this point, with the average stock selling at approximately 27 times earnings, the market has assumed nothing but good news. Chief among the type of good news they expect is low interest rates -- which, as recent events have shown, is not a sure thing. As a result, the market could be vulnerable, and it is certain to be volatile in the coming months. Already priced at reasonable valuations, however, the portfolio's holdings should be less vulnerable, and less volatile, than the highest flying issues, which could spark more interest in them in the coming months.

 A. Robert Marcin, Miller Anderson & Sherrerd:
    To some extent, the market's infatuation with well-known, large-cap stocks has been due to liquidity concerns moving into Y2K. After we move past this moment, however, we expect to see a "Millenium Melt-up," as investor sentiment broadens to include the larger majority of reasonably priced, high-quality companies. Groups recently hammered, such as banks, health-care, HMO and consumer durable stocks, should do particularly well on the rebound. Also, as sentiment moves beyond technology and Internet stocks, we expect investors to take special note of companies like Liz Claiborne and Bank One that have been quietly building franchises. While their stocks have languished, they are now among the leaders in their industries.

 A. Pam Czekanski, Loomis Sayles & Company:
    We are optimistic about the market's prospects in the year ahead. But, after four straight years of double-digit gains, we expect the market to post more moderate gains. Also, given the current valuation gap between growth and value stocks, renewed interest in value stocks would not be at all surprising. In short, we believe the environment will be more selective going forward. With this in mind, we have focused our efforts on finding companies that can very likely deliver results. Moreover, with competition growing more intense in industries across the spectrum, we are looking for companies that will not only be survivors, but have the potential to be the leaders of their industries as well.

(*)The Fund's portfolio composition is subject to change.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE PER SHARE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                      Statements of Assets and Liabilities
                                     PAGE 9

                            Statements of Operations
                                    PAGE 10

                      Statements of Changes in Net Assets
                                    PAGE 12

                       Schedules of Portfolio Investments
                                    PAGE 14

                         Notes to Financial Statements
                                    PAGE 26

                              Financial Highlights
                                    PAGE 30

THE COVENTRY GROUP
1ST SOURCE MONOGRAM FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

                                                  INCOME       DIVERSIFIED      SPECIAL
                                                  EQUITY         EQUITY         EQUITY         INCOME
                                                   FUND           FUND           FUND           FUND
                                                -----------    -----------    -----------    -----------
                   ASSETS:
Investments, at value (cost $42,484,016;
  $68,576,900; $16,140,007; and $64,187,135
  respectively)...............................  $44,630,486    $73,351,575    $17,973,315    $61,605,679
Repurchase agreements, at cost................    1,382,458      3,245,054      7,512,985        791,524
                                                -----------    -----------    -----------    -----------
      Total Investments.......................   46,012,944     76,596,629     25,486,300     62,397,203
Interest and dividends receivable.............      134,663         56,723         22,560      1,236,782
Receivables from brokers for investments
  sold........................................           --        140,312             --             --
Unamortized organization costs................        5,141          8,751          4,889          7,379
Prepaid expenses and other assets.............        7,068         12,427          4,503          8,846
                                                -----------    -----------    -----------    -----------
      Total Assets............................   46,159,816     76,814,842     25,518,252     63,650,210
                                                -----------    -----------    -----------    -----------
                 LIABILITIES:
Payable for investments purchased.............           --      1,009,778             --             --
Variation margin payable......................           --             --         26,798             --
Accrued expenses and other payables:
    Investment advisory fees..................       31,109         65,150         17,237         28,663
    Administration fees.......................        1,005          1,641            556          1,390
    Accounting fees...........................        2,618            246             83            613
    Other.....................................       22,941         43,396         14,486         31,708
                                                -----------    -----------    -----------    -----------
      Total Liabilities.......................       57,673      1,120,211         59,160         62,374
                                                -----------    -----------    -----------    -----------
      Net Assets..............................  $46,102,143    $75,694,631    $25,459,092    $63,587,836
                                                ===========    ===========    ===========    ===========
                 NET ASSETS:
Capital.......................................  $39,056,145    $58,436,721    $25,197,161    $66,938,738
Undistributed (distributions in excess of) net
  investment income...........................       12,557       (138,912)       (15,228)        19,695
Net unrealized appreciation (depreciation) on
  investments.................................    2,146,470      4,774,675      1,833,308     (2,581,456)
Accumulated undistributed net realized gains
  (losses) on investment transactions.........    4,886,971     12,622,147     (1,556,149)      (789,141)
                                                -----------    -----------    -----------    -----------
      Net Assets..............................  $46,102,143    $75,694,631    $25,459,092    $63,587,836
                                                ===========    ===========    ===========    ===========
Outstanding units of beneficial interest
  (shares)....................................    4,110,189      6,805,526      2,783,218      6,557,251
                                                ===========    ===========    ===========    ===========
Net asset value -- redemption price per
  share.......................................  $     11.22    $     11.12    $      9.15    $      9.70
                                                ===========    ===========    ===========    ===========
Maximum Sales Charge..........................         5.00%          5.00%          5.00%          4.00%
                                                ===========    ===========    ===========    ===========
Maximum Offering Price (NAV/(1-Maximum Sales
  Charge) of net asset value adjusted to
  nearest cent) per share.....................  $     11.81    $     11.71    $      9.63    $     10.10
                                                ===========    ===========    ===========    ===========

                       See notes to financial statements.

THE COVENTRY GROUP
1ST SOURCE MONOGRAM FUNDS

                            STATEMENTS OF OPERATIONS
                                  (UNAUDITED)

                                                        INCOME EQUITY FUND     DIVERSIFIED EQUITY FUND
                                                        -------------------    ------------------------
                                                            SIX MONTHS                SIX MONTHS
                                                               ENDED                    ENDED
                                                           SEPTEMBER 30,            SEPTEMBER 30,
                                                               1999                      1999
                                                        -------------------    ------------------------
INVESTMENT INCOME:
Interest income.......................................      $  170,268                $   52,104
Dividend income.......................................         603,029                   384,359
                                                            ----------                ----------
     Total Income.....................................         773,297                   436,463
                                                            ----------                ----------
EXPENSES:
Investment advisory fees..............................         203,253                   411,555
Administration fees...................................          50,813                    83,143
12b-1 fees............................................          63,691                   104,213
Transfer agent fees...................................          13,363                    14,283
Accounting fees.......................................          12,235                    15,121
Custodian fees........................................           2,978                    15,331
Other.................................................          22,902                    35,781
                                                            ----------                ----------
     Total Expenses...................................         369,235                   679,427
     Less: expenses voluntarily reduced...............         (63,691)                 (104,213)
                                                            ----------                ----------
Net Expenses..........................................         305,544                   575,214
                                                            ----------                ----------
Net Investment Income (Loss)..........................         467,753                  (138,751)
                                                            ----------                ----------
REALIZED/UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment
  transactions........................................       3,995,597                 3,767,043
Change in unrealized appreciation/depreciation on
  investments.........................................      (2,508,735)               (4,102,557)
                                                            ----------                ----------
Net realized/unrealized gains (losses) on
  investments.........................................       1,486,862                  (335,514)
                                                            ----------                ----------
Change in net assets resulting from operations........      $1,954,615                $ (474,265)
                                                            ==========                ==========

                       See notes to financial statements.

THE COVENTRY GROUP
1ST SOURCE MONOGRAM FUNDS

                            STATEMENTS OF OPERATIONS
                                  (UNAUDITED)

                                                           SPECIAL EQUITY FUND        INCOME FUND
                                                           -------------------    -------------------
                                                               SIX MONTHS             SIX MONTHS
                                                                  ENDED                  ENDED
                                                              SEPTEMBER 30,          SEPTEMBER 30,
                                                                  1999                   1999
                                                           -------------------    -------------------
INVESTMENT INCOME:
Interest income..........................................      $  107,105             $2,149,237
Dividend income..........................................          55,170                     --
                                                               ----------             ----------
     Total Income........................................         162,275              2,149,237
                                                               ----------             ----------
EXPENSES:
Investment advisory fees.................................         113,514                180,539
Administration fees......................................          28,379                 65,651
12b-1 fees...............................................          35,570                 82,288
Transfer agent fees......................................          10,485                  8,684
Accounting fees..........................................           6,424                 11,446
Custodian fees...........................................           4,910                  4,607
Other....................................................          13,407                 27,947
                                                               ----------             ----------
     Total Expenses......................................         212,689                381,162
     Less: expenses voluntarily reduced..................         (35,570)               (82,288)
                                                               ----------             ----------
Net Expenses.............................................         177,119                298,874
                                                               ----------             ----------
Net Investment Income (Loss).............................         (14,844)             1,850,363
                                                               ----------             ----------
REALIZED/UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions...      (1,009,813)              (336,476)
Change in unrealized appreciation/depreciation on
  investments............................................       1,133,897             (1,606,085)
                                                               ----------             ----------
Net realized/unrealized gains (losses) on investments....         124,084             (1,942,561)
                                                               ----------             ----------
Change in net assets resulting from operations...........      $  109,240             $  (92,198)
                                                               ==========             ==========

                       See notes to financial statements.

THE COVENTRY GROUP
1ST SOURCE MONOGRAM FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                              INCOME EQUITY FUND                           DIVERSIFIED EQUITY FUND
                                ----------------------------------------------   -------------------------------------------
                                   SIX MONTHS                       FOR YEAR      SIX MONTHS                      FOR YEAR
                                     ENDED         PERIOD ENDED      ENDED           ENDED       PERIOD ENDED      ENDED
                                 SEPTEMBER 30,      MARCH 31,       JUNE 30,     SEPTEMBER 30,    MARCH 31,       JUNE 30,
                                    1999(b)          1999(a)          1998          1999(b)        1999(a)          1998
                                ----------------   ------------   ------------   -------------   ------------   ------------
                                  (UNAUDITED)                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment
    income(loss)..............    $    467,753     $   848,483    $  1,011,118   $   (138,751)   $  (157,786)   $   (161,686)
  Net realized gains (losses)
    on investment
    transactions..............       3,995,597       1,989,853       6,789,017      3,767,043     12,914,962      13,166,299
  Net change in unrealized
    appreciation/depreciation
    on investments............      (2,508,735)     (3,021,716)       (415,826)    (4,102,557)   (13,542,991)      8,399,708
                                  ------------     ------------   ------------   ------------    ------------   ------------
Change in net assets resulting
  from operations.............       1,954,615        (183,380)      7,384,309       (474,265)      (785,815)     21,404,321
                                  ------------     ------------   ------------   ------------    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment
    income....................        (510,990)       (859,046)       (985,708)            --             --              --
  From net realized gains on
    investments...............              --      (5,549,465)     (5,026,674)            --    (13,464,080)     (9,785,732)
                                  ------------     ------------   ------------   ------------    ------------   ------------
Change in net assets from
  shareholder distributions...        (510,990)     (6,408,511)     (6,012,382)            --    (13,464,080)     (9,785,732)
                                  ------------     ------------   ------------   ------------    ------------   ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares
    issued....................       6,129,550      15,400,045      16,097,747      7,873,880     19,352,100      20,560,375
  Dividends reinvested........         497,607       6,124,576       5,820,966             --     13,109,770       9,643,385
  Cost of shares redeemed.....     (12,871,483)    (16,480,278)    (10,035,797)   (17,066,049)   (30,934,128)    (18,728,640)
                                  ------------     ------------   ------------   ------------    ------------   ------------
Change in net assets from
  capital transactions........      (6,244,326)      5,044,343      11,882,916     (9,192,169)     1,527,742      11,475,120
                                  ------------     ------------   ------------   ------------    ------------   ------------
Change in net assets..........      (4,800,701)     (1,547,548)     13,254,843     (9,666,434)   (12,722,153)     23,093,709
NET ASSETS:
  Beginning of period.........      50,902,844      52,450,392      39,195,549     85,361,065     98,083,218      74,989,509
                                  ------------     ------------   ------------   ------------    ------------   ------------
  End of period...............    $ 46,102,143     $50,902,844    $ 52,450,392   $ 75,694,631    $85,361,065    $ 98,083,218
                                  ============     ============   ============   ============    ============   ============
SHARE TRANSACTIONS:
  Issued......................         509,704       1,327,864       1,270,185        671,710      1,610,936       1,643,723
  Reinvested..................          41,654         572,233         497,282             --      1,196,147         873,495
  Redeemed....................      (1,069,858)     (1,435,697)       (794,106)    (1,445,271)    (2,597,527)     (1,502,834)
                                  ------------     ------------   ------------   ------------    ------------   ------------
Change in shares..............        (518,500)        464,400         973,361       (773,561)       209,556       1,014,384
                                  ============     ============   ============   ============    ============   ============

---------------

(a) For the period from July 1, 1998 through March 31, 1999.

(b) For the period from April 1, 1999 through September 30, 1999.

                       See notes to financial statements.

THE COVENTRY GROUP
1ST SOURCE MONOGRAM FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                           SPECIAL EQUITY FUND                              INCOME FUND
                                ------------------------------------------   ------------------------------------------
                                 SIX MONTHS                                   SIX MONTHS
                                   ENDED                        FOR YEAR        ENDED                        FOR YEAR
                                 SEPTEMBER     PERIOD ENDED      ENDED        SEPTEMBER     PERIOD ENDED      ENDED
                                    30,         MARCH 31,       JUNE 30,         30,         MARCH 31,       JUNE 30,
                                  1999(b)        1999(a)          1998         1999(b)        1999(a)          1998
                                 ----------    ------------   ------------   ------------   ------------   ------------
                                (UNAUDITED)                                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income
    (loss)....................  $    (14,844)  $      5,119   $     12,948   $  1,850,363   $  2,588,937   $  3,583,038
  Net realized gains (losses)
    on investment
    transactions..............    (1,009,813)     1,757,252       (796,672)      (336,476)       624,093        725,350
  Net change in unrealized
    appreciation/depreciation
    on investments............     1,133,897     (3,177,218)     1,351,263     (1,606,085)    (1,327,173)       461,944
                                ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets resulting
  from operations.............       109,240     (1,414,847)       567,539        (92,198)     1,885,857      4,770,332
                                ------------   ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment
    income....................          (299)        (6,474)       (15,078)    (1,877,357)    (2,590,721)    (3,582,178)
  From tax return of
    capital...................            --        (31,820)            --             --             --             --
  From net realized gains on
    investments...............            --             --       (452,546)            --     (1,133,720)            --
  In excess of net realized
    gains on investments......            --             --             --             --       (452,672)            --
                                ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets from
  shareholder distributions...          (299)       (38,294)      (467,624)    (1,877,357)    (4,177,113)    (3,582,178)
                                ------------   ------------   ------------   ------------   ------------   ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares
    issued....................     4,440,578      9,738,376     15,510,945      9,265,793     19,281,043     17,944,091
  Dividends reinvested........           294         36,604        450,173      1,849,448      4,012,826      3,466,908
  Cost of shares redeemed.....   (10,036,353)   (12,817,329)   (11,144,152)   (12,808,388)   (19,727,161)   (11,412,595)
                                ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets from
  capital transactions........    (5,595,481)    (3,042,349)     4,816,966     (1,693,147)     3,566,708      9,998,404
                                ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets..........    (5,486,540)    (4,495,490)     4,916,881     (3,662,702)     1,275,452     11,186,558
NET ASSETS:
  Beginning of period.........    30,945,632     35,441,122     30,524,241     67,250,538     65,975,086     54,788,528
                                ------------   ------------   ------------   ------------   ------------   ------------
  End of period...............  $ 25,459,092   $ 30,945,632   $ 35,441,122   $ 63,587,836   $ 67,250,538   $ 65,975,086
                                ============   ============   ============   ============   ============   ============
SHARE TRANSACTIONS:
  Issued......................       480,557      1,092,574      1,539,687        940,846      1,868,593      1,739,371
  Reinvested..................            32          4,411         47,382        189,329        392,040        337,542
  Redeemed....................    (1,068,084)    (1,407,159)    (1,087,999)    (1,307,689)    (1,904,079)    (1,106,996)
                                ------------   ------------   ------------   ------------   ------------   ------------
Change in shares..............      (587,495)      (310,174)       499,070       (177,514)       356,554        969,917
                                ============   ============   ============   ============   ============   ============

---------------

(a) For the period from July 1, 1998 through March 31, 1999.

(b) For the period from April 1, 1999 through September 30, 1999.

                       See notes to financial statements.

THE COVENTRY GROUP
1ST SOURCE MONOGRAM INCOME EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)


 SHARES
   OR
PRINCIPAL              SECURITY                MARKET
 AMOUNT               DESCRIPTION               VALUE
---------   -------------------------------  -----------
COMMON STOCKS (85.7%):
Automotive (1.2%):
   10,000   General Motors Corp. -- Class H
              (b)..........................  $   572,500
                                             -----------
Automotive Parts (3.5%):
   19,000   Dana Corp. ....................      705,375
   31,000   Simpson Industries, Inc. ......      342,938
   21,000   Superior Industries
              International................      588,000
                                             -----------
                                               1,636,313
                                             -----------
Banking (2.8%):
   18,000   National City Corp. ...........      480,375
   19,434   Union Planters Corp. ..........      791,936
                                             -----------
                                               1,272,311
                                             -----------
Building Materials (1.0%):
    9,000   Southdown, Inc. ...............      481,500
                                             -----------
Chemicals (5.5%):
    7,000   Dow Chemical Co. ..............      795,374
   19,000   Hercules, Inc. ................      543,875
   50,000   M.A. Hanna Co. ................      568,750
   24,000   The Lubrizol Corp. ............      616,500
                                             -----------
                                               2,524,499
                                             -----------
Communications Equipment (1.1%):
   18,000   Harris Corp. ..................      497,250
                                             -----------
Computer Services (3.1%):
   27,000   Diebold, Inc. .................      624,375
   15,000   Electronic Data Systems
              Corp. .......................      794,063
                                             -----------
                                               1,418,438
                                             -----------
Computers (2.3%):
   11,500   Hewlett-Packard Co. ...........    1,058,000
                                             -----------
Consumer Goods & Services (0.9%):
   17,000   American Greetings Corp. ......      437,750
                                             -----------
Electronic Components (3.8%):
   17,000   Dallas Semiconductor Corp. ....      908,437
   19,000   Parker-Hannifin Corp. .........      851,438
                                             -----------
                                               1,759,875
                                             -----------
Energy (1.6%):
   27,000   Reliant Energy, Inc. ..........      730,688
                                             -----------
Financial Services (0.7%):
    7,000   H & R Block, Inc. .............      304,063
                                             -----------


 SHARES
   OR
PRINCIPAL              SECURITY                MARKET
 AMOUNT               DESCRIPTION               VALUE
---------   -------------------------------  -----------
COMMON STOCKS, CONTINUED:
Food & Related (3.9%):
   16,600   Quaker Oats Co. ...............  $ 1,027,125
   27,100   Ralston-Ralston Purina Group...      753,719
                                             -----------
                                               1,780,844
                                             -----------
Forest & Paper Products (1.9%):
   15,000   Weyerhaeuser Co. ..............      864,375
                                             -----------
Insurance (3.6%):
   22,000   Conseco, Inc. .................      424,875
   16,000   Lincoln National Corp. ........      601,000
   22,412   The St. Paul Companies,
              Inc. ........................      616,330
                                             -----------
                                               1,642,205
                                             -----------
Investment Companies (2.3%):
   23,000   Conning Corp. .................      264,500
   35,100   Waddell & Reed Financial,
              Inc. ........................      778,781
                                             -----------
                                               1,043,281
                                             -----------
Machinery -- Diversified (5.7%):
   60,000   AGCO Corp. ....................      780,000
   60,000   Esterline Technologies Corp.
              (b)..........................      944,999
   19,000   W.W. Grainger, Inc. ...........      913,188
                                             -----------
                                               2,638,187
                                             -----------
Manufacturing (1.6%):
   24,000   Trinity Industries, Inc. ......      741,000
                                             -----------
Medical -- Instruments/Products (0.9%):
   14,000   Mckesson HBOC, Inc. ...........      406,000
                                             -----------
Medical -- Wholesale Drug Distribution
  (1.1%):
   50,000   Bergen Brunswig Corp. Class
              A............................      518,750
                                             -----------
Metals -- Diversified (1.1%):
   35,000   Brush Wellman, Inc. ...........      514,063
                                             -----------
Motor Vehicles (1.6%):
   15,000   Ford Motor Co. ................      752,813
                                             -----------
Office Equipment & Services (1.7%):
   42,000   A.H. Belo Corp. -- Series A....      803,250
                                             -----------
Oil -- Integrated Companies (2.5%):
   12,000   Phillips Petroleum Co. ........      585,000
   20,000   USX -- Marathon Group Corp. ...      585,000
                                             -----------
                                               1,170,000
                                             -----------
Paint & Related Products (1.5%):
   33,000   The Sherwin-Williams Co. ......      690,938
                                             -----------

                                   Continued

THE COVENTRY GROUP
1ST SOURCE MONOGRAM INCOME EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)


 SHARES
   OR
PRINCIPAL              SECURITY                MARKET
 AMOUNT               DESCRIPTION               VALUE
---------   -------------------------------  -----------
COMMON STOCKS, CONTINUED:
Pharmaceuticals (5.3%):
   16,000   Abbott Laboratories............  $   588,000
   16,000   Bristol-Myers Squibb Co. ......    1,079,999
   12,000   Merck & Co., Inc. .............      777,750
                                             -----------
                                               2,445,749
                                             -----------
Publishing (2.7%):
   25,000   Tribune Co. ...................    1,243,750
                                             -----------
Real Estate Investment Trust (4.8%):
   53,000   Burnham Pacific Properties,
              Inc. ........................      559,812
   40,000   Captec Net Lease Realty,
              Inc. ........................      402,500
   12,000   Hospitality Properties Trust...      264,750
   31,000   Prentiss Properties Trust......      687,812
   34,000   Thornburg Mortgage Asset
              Corp. .......................      299,625
                                             -----------
                                               2,214,499
                                             -----------
Retail (4.4%):
   27,000   Claires Stores, Inc. ..........      447,187
   20,000   Dillards, Inc. Class A.........      406,250
   35,000   K-Mart Corp. (b)...............      409,063
   25,000   Longs Drug Stores, Inc. .......      746,874
                                             -----------
                                               2,009,374
                                             -----------
Steel (1.4%):
   26,800   Carpenter Technology Corp. ....      656,600
                                             -----------
Tires & Rubber Products (1.3%):
   33,000   Cooper Tire & Rubber Co. ......      581,625
                                             -----------
Transportation -- Air (1.5%):
   13,000   AMR Corp. Del (b)..............      708,500
                                             -----------
Transportation -- Misc. (1.3%):
   29,000   Ryder System, Inc. ............      590,875
                                             -----------
Utilities -- Electric (4.2%):
   19,000   American Electric Power Co. ...      648,375
   34,000   Montana Power Co. .............    1,034,875
   10,000   Potomac Electric Power Co. ....      254,375
                                             -----------
                                               1,937,625
                                             -----------
Utilities -- Telephone (1.9%):
   15,000   U S WEST, Inc. ................      855,938
                                             -----------
            Total Common Stocks............   39,503,428
                                             -----------
PREFERRED STOCKS (0.7%):
Electrical & Electronic (0.7%):
   11,000   Lernout & Hauspie Capital Trust
              I............................      341,000
                                             -----------
            Total Preferred Stocks.........      341,000
                                             -----------


 SHARES
   OR
PRINCIPAL              SECURITY                MARKET
 AMOUNT               DESCRIPTION               VALUE
---------   -------------------------------  -----------
CONVERTIBLE BONDS (10.4%):
Computer Software (1.0%):
  500,000   Wind River Systems, 5.0%,
              8/1/02, Callable 8/2/00 @
              102.00.......................  $   453,750
                                             -----------
Computers (2.3%):
1,000,000   Data General Corp., 6.00%,
              5/15/04, Callable 5/18/00
              @ 103.43.....................    1,038,750
                                             -----------
Health & Personal Care (1.7%):
  800,000   Sunrise Assisted Living, 5.50%,
              06/15/02, Callable 6/15/00
              @ 102.20.....................      772,000
                                             -----------
Industrial Goods & Services (1.6%):
  778,000   Integrated Device Technology,
              5.50%, 6/1/02, Callable
              6/1/00 @ 100.00..............      736,183
                                             -----------
Medical -- Wholesale Drug Distribution
  (1.4%):
  400,000   Fuisz Technologies Ltd., 7.00%,
              10/15/04, Callable 10/19/00
              @ 104.00.....................      343,000
  400,000   Fuisz Technologies Ltd., 7.00%,
              10/15/04, Callable 10/19/00
              @ 104.00 (c).................      343,000
                                             -----------
                                                 686,000
                                             -----------
Oil & Gas Services (1.3%):
1,000,000   Halter Marine, 4.50%, 9/15/04,
              Callable 9/15/00 @ 102.57....      606,250
                                             -----------
Telecommunications (1.1%):
  500,000   Level 3 Communications, Inc.,
              6.00%, 9/15/09,..............      493,125
                                             -----------
            Total Convertible Bonds........    4,786,058
                                             -----------
REPURCHASE AGREEMENT (3.0%):
1,382,458   Fifth Third Bank Repurchase
              Agreement, 9/30/99, 4.78%,
              matures 10/1/99,
              (Collateralized by $1,411,000
              FHLM 6.00%, 9/1/13, market
              value = $1,411,000)..........    1,382,458
                                             -----------
            Total Repurchase Agreement.....    1,382,458
                                             -----------
            Total (Cost $43,866,474) (a)...  $46,012,944
                                             ===========

                                   Continued

THE COVENTRY GROUP
1ST SOURCE MONOGRAM INCOME EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

---------

Percentages indicated are based on net assets of $46,102,143.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation.........................  $ 7,227,321
         Unrealized depreciation.........................   (5,080,851)
                                                           -----------
         Net unrealized appreciation.....................  $ 2,146,470
                                                           ===========

(b) Represents non-income producing securities.

(c) 144A Security which is restricted as to resale to institutional investors.

                       See notes to financial statements.

THE COVENTRY GROUP
1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS (96.0%):
Advertising (1.5%):
    14,700   Omnicom Group, Inc. ..........  $ 1,164,056
                                             -----------
Apparel (0.5%):
    11,400   V.P. Corp. ...................      353,400
                                             -----------
Apparel Manufacturers (1.4%):
    16,500   Jones Apparel Group, Inc.
               (b).........................      474,375
     8,900   Liz Claiborne, Inc. ..........      275,900
    10,200   Tommy Hilfiger Corp. (b)......      287,513
                                             -----------
                                               1,037,788
                                             -----------
Automotive Parts (0.9%):
     6,200   Dana Corp. ...................      230,175
     2,300   Eaton Corp. ..................      198,519
     4,800   TRW, Inc. ....................      243,775
                                             -----------
                                                 672,469
                                             -----------
Banking (4.3%):
    16,450   AmSouth Bancorporation........      385,547
     4,400   Bank Of America Corp. ........      245,025
     4,700   Bank One Corp. ...............      163,619
     3,100   BankBoston Corp. .............      134,463
     7,500   The Chase Manhattan Corp. ....      565,312
     9,200   Cullen/Frost Bankers, Inc. ...      230,000
     3,110   First Union Corp. ............      110,599
    10,200   Fleet Financial Group,
               Inc. .......................      373,575
     5,800   Keycorp A.....................      149,713
     7,700   North Fork Bancorp., Inc. ....      150,150
    12,300   PNC Bank Corp. ...............      648,055
     3,600   Southtrust Corp. .............      129,150
                                             -----------
                                               3,285,208
                                             -----------
Building -- Residential/Commercial (0.2%):
     5,900   Kaufman & Broad Home Corp. ...      121,688
                                             -----------
Building Materials (0.7%):
     4,700   Lafarge Corp. ................      150,988
     6,700   Owens Corning.................      145,306
     4,400   Southdown, Inc. ..............      235,400
                                             -----------
                                                 531,694
                                             -----------
Chemicals (1.5%):
       500   Eastman Chemical Co. .........       20,000
    12,500   Englehard Corp. ..............      227,344
     3,600   FMC Corp. (b).................      173,700
     8,900   IMC Global, Inc. .............      129,606
     7,800   Solutia, Inc. ................      139,425

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Chemicals, continued:
     9,900   The Lubrizol Corp. ...........  $   254,306
     9,900   W.R. Grace & Co. (b)..........      159,019
                                             -----------
                                               1,103,400
                                             -----------
Communications Equipment (1.3%):
    30,600   Concord EFS, Inc. (b) ........      631,125
     9,450   Symbol Technologies, Inc. ....      317,756
                                             -----------
                                                 948,881
                                             -----------
Computer Software (3.2%):
     6,700   BMC Software, Inc. ...........      479,469
     7,200   Computer Associates
               International, Inc. ........      441,000
     5,500   Compuware Corp. (b) ..........      143,344
     9,000   Microsoft Corp. (b) ..........      815,062
    12,200   Oracle Corp. (b) .............      555,099
                                             -----------
                                               2,433,974
                                             -----------
Computers (10.6%):
     5,300   Apple Computer, Inc. (b)......      335,556
    18,400   Dell Computer Corp. (b).......      769,350
    10,300   EMC Corp. (b).................      735,806
     7,100   Hewlett-Packard Co. ..........      653,200
    18,400   Intel Corp. ..................    1,367,350
     9,600   International Business
               Machines Corp. .............    1,165,200
     5,800   Lexmark Intl. Group Inc. --
               Class A (b).................      466,900
    13,200   Quantum Corp. DLT and Storage
               (b).........................      185,625
    15,500   Sun Microsystems, Inc. (b)....    1,441,500
     8,200   Synopsys, Inc. (b)............      460,481
    10,600   Unisys Corp. (b)..............      478,325
                                             -----------
                                               8,059,293
                                             -----------
Construction (0.2%):
     5,500   Centex Corp. .................      162,594
                                             -----------
Containers & Packaging (0.4%):
     5,700   Sealed Air Corp. .............      292,481
                                             -----------
Cosmetics & Toiletries (1.3%):
    10,400   Procter & Gamble Co. .........      975,000
                                             -----------
Data Procesing & Reproduction (0.4%):
     7,500   First Data Corp. .............      329,063
                                             -----------

                                   Continued

THE COVENTRY GROUP
1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Defense (1.2%):
     6,000   Cordant Technologies, Inc. ...  $   182,625
    12,500   United Technologies Corp. ....      741,406
                                             -----------
                                                 924,031
                                             -----------
Electrical Equipment (0.2%):
     7,100   Arrow Electronics, Inc. (b)...      125,138
                                             -----------
Electronic Components (4.7%):
    21,800   American Power Conversion
               Corp. (b)...................      414,200
     4,000   Avnet, Inc. ..................      168,000
     5,950   Parker-Hannifin Corp. ........      266,634
    13,300   Solectron Corp. (b)...........      955,106
    18,600   Tandy Corp. ..................      961,387
     9,800   Texas Instruments, Inc. ......      806,050
                                             -----------
                                               3,571,377
                                             -----------
Engines -- Internal Combustion (0.6%):
     9,200   Cummins Engine Co., Inc. .....      458,275
                                             -----------
Federal National Mortgage Association
  (0.3%):
     4,100   General Dynamics Corp. .......      255,994
                                             -----------
Financial Services (4.9%):
     4,900   Ambac Financial Group Inc. ...      232,138
     5,800   American Express..............      780,824
    11,300   AmeriCredit Corp. (b).........      168,794
    18,250   Citigroup, Inc. ..............      802,999
     4,000   Countrywide Credit Industries,
               Inc. .......................      129,000
     3,800   Fannie Mae....................      238,213
     2,500   Freddie Mac...................      130,000
     8,500   Merrill Lynch & Co., Inc. ....      571,094
    21,350   Washington Mutual, Inc. ......      624,487
                                             -----------
                                               3,677,549
                                             -----------
Food & Related (2.3%):
    12,900   IBP, Inc. ....................      318,469
    12,400   Nabisco Group Holdings........      186,000
     4,500   Quaker Oats Co. ..............      278,438
     2,466   RJ Reynolds Tobacco
               Holdings....................       66,582
    12,800   SUPERVALU, INC. ..............      279,200
     6,200   The Earthgrains Co. ..........      137,175
     7,500   U.S. Foodservice..............      135,000
    15,400   Universal Foods Corp. ........      353,237
                                             -----------
                                               1,754,101
                                             -----------

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Foreign Agency (0.1%):
    15,400   Stewart Enterprises, Inc. --
               Class A.....................  $    93,363
                                             -----------
Forest & Paper Products (0.1%):
     1,500   Weyerhaeuser Co. .............       86,438
                                             -----------
Funeral Services (0.1%):
    10,500   Service Corp.
               International ..............      110,906
                                             -----------
Household -- Major Appliances (0.3%):
     3,000   Whirlpool, Corp. .............      195,938
                                             -----------
Human Resources (0.2%):
    10,300   Interim Services, Inc. .......      168,663
                                             -----------
Instruments -- Scientific (0.9%):
     7,600   PE Corp. Biosystems...........      549,100
     2,200   Waters Corp. (b)..............      133,238
                                             -----------
                                                 682,338
                                             -----------
Insurance (3.3%):
     9,600   ACE Ltd. .....................      162,600
     7,100   Allstate Corp. ...............      177,056
     1,600   American General Corp. .......      101,100
    11,500   American International Group,
               Inc. .......................      999,780
     1,000   Cigna Corp. ..................       77,750
    13,000   Conseco, Inc. ................      251,063
     5,200   Everest Reinsurance Holdings,
               Inc.........................      123,825
     4,600   Hartford Financial Services
               Group.......................      188,025
     5,500   ReliaStar Financial Corp. ....      182,875
     6,300   The PMI Group, Inc. ..........      257,513
                                             -----------
                                               2,521,587
                                             -----------
Internet Software & Services (0.6%):
     4,000   Verisign, Inc. (b) ...........      426,000
                                             -----------
Machinery & Equipment (2.0%):
    10,100   Applied Materials, Inc.
               (b) ........................      786,537
     3,600   Cooper Industries.............      168,300
     7,400   Ingersol-Rand Co. ............      406,538
     3,700   Tecumseh Products Co., Class
               A...........................      185,463
                                             -----------
                                               1,546,838
                                             -----------
Manufacturing (3.6%):
     3,200   Ball Corp. ...................      141,000
     7,500   Danaher Corp. ................      395,156
     6,900   General Electric Co. .........      818,081
    13,000   Tyco International Ltd. ......    1,342,250
                                             -----------
                                               2,696,487
                                             -----------

                                   Continued

THE COVENTRY GROUP
1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Medical -- HMO (0.3%):
     5,000   Columbia/HCA Healthcare
               Corp. ......................  $   105,938
    10,640   Foundation Health Corp. --
               Class A (b).................      100,415
                                             -----------
                                                 206,353
                                             -----------
Medical Services & Supplies (1.9%):
   103,200   HEALTHSOUTH Corp. (b).........      625,650
    16,500   Stryker Corp. ................      843,563
                                             -----------
                                               1,469,213
                                             -----------
Medical -- Biotechnology (0.3%):
     3,100   Biogen, Inc. (b)..............      244,319
                                             -----------
Medical -- Health Management Organization (0.3%):
     3,200   United Healthcare Corp. ......      155,800
     1,300   Wellpoint Health Networks
               (b).........................       74,100
                                             -----------
                                                 229,900
                                             -----------
Medical -- Hospitals (0.6%):
     7,800   Health Management Associates,
               Inc. -- Class A (b) ........       57,525
         5   Lifepoint Hospitals, Inc.
               (b).........................           43
    23,600   Tenet Healthcare Corp. (b) ...      414,475
         5   Triad Hospitals, Inc. (b).....           51
                                             -----------
                                                 472,094
                                             -----------
Medical -- Instruments/ Products (2.0%):
     4,000   Beckman Coulter, Inc. ........      180,500
     7,200   Biomet, Inc...................      189,450
    15,100   Guidant Corp. ................      809,738
    11,400   Sybron International Corp.
               (b).........................      306,375
                                             -----------
                                               1,486,063
                                             -----------
Motor Vehicles (1.6%):
     9,100   Ford Motor Co. ...............      456,706
    12,500   General Motors Corp. .........      786,719
                                             -----------
                                               1,243,425
                                             -----------
Multimedia (1.7%):
    13,000   CBS Corp. (b).................      601,250
    11,100   Time Warner, Inc. ............      674,325
                                             -----------
                                               1,275,575
                                             -----------
Networking Software (1.5%):
    16,600   Cisco Systems, Inc. (b) ......    1,138,138
                                             -----------

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Office Equipment & Services (0.4%):
     1,450   Gannett Co. ..................  $   100,322
     4,000   Xerox Corp. ..................      167,750
                                             -----------
                                                 268,072
                                             -----------
Oil & Gas (1.7%):
     4,300   Ashland, Inc. ................      144,588
     2,300   Chevron Corp. ................      204,125
     5,000   Exxon Corp. ..................      379,688
    12,900   The Coastal Corp..............      528,093
                                             -----------
                                               1,256,494
                                             -----------
Oil & Gas -- Exploration/ Production
  (1.2%):
    22,300   Anadarko Petroleum Corp. .....      681,544
     8,000   Ultramar Diamond Shamrock
               Corp........................      204,000
                                             -----------
                                                 885,544
                                             -----------
Oil & Gas Drilling (0.5%):
    10,700   Nabors Industries, Inc. (b)...      267,500
     3,500   Transocean Offshore, Inc. ....      107,188
                                             -----------
                                                 374,688
                                             -----------
Oil -- Gas Services (1.4%):
    28,000   Rowan Cos., Inc. (b)..........      455,000
     9,200   Schlumberger Ltd. ............      573,275
                                             -----------
                                               1,028,275
                                             -----------
Oil -- Integrated Companies (0.9%):
     6,300   BP Amoco -- PLC-ADR...........      698,119
                                             -----------
Oil -- Refining & Marketing (0.1%):
     2,700   Tosco Corp. ..................       68,175
                                             -----------
Pharmaceuticals (4.2%):
     6,800   Abbott Laboratories...........      249,900
     4,800   AmeriSource Health Corp.
               (b).........................      113,700
     5,400   Amgen, Inc. (b) ..............      440,100
    15,000   Bristol-Myers Squibb Co.......    1,012,499
     4,400   Eli Lilly & Co................      281,600
    22,100   Schering-Plough Corp. ........      964,112
     3,900   Watson Pharmaceuticals, Inc.
               (b).........................      119,194
                                             -----------
                                               3,181,105
                                             -----------
Pipelines (0.5%):
     9,200   El Paso Energy Corp...........      366,275
                                             -----------
Publishing -- Newspaper (0.6%):
     8,800   Knight Ridder, Inc............      482,900
                                             -----------

                                   Continued

THE COVENTRY GROUP
1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Railroad (0.1%):
     3,300   Burlington Northern Santa Fe
               Corp. ......................  $    90,750
                                             -----------
Real Estate Investment Trust (0.5%):
     2,300   General Growth Properties.....       72,450
     5,000   Liberty Property Trust........      113,438
     8,400   Prentiss Properties Trust.....      186,375
                                             -----------
                                                 372,263
                                             -----------
Restaurants (1.4%):
     6,100   Brinker International, Inc.
               (b).........................      165,463
    20,400   McDonald's Corp. .............      877,200
                                             -----------
                                               1,042,663
                                             -----------
Retail (4.7%):
    29,900   CVS Corp. ....................    1,220,293
     4,900   Dayton Hudson Corp. ..........      294,306
     3,000   Dillards, Inc. Class A........       60,938
     5,600   Federated Department Stores,
               Inc. (b)....................      244,650
     5,300   May Department Stores Co. ....      193,119
     8,700   Office Depot, Inc. (b)........       88,631
    12,800   Ross Stores, Inc. ............      257,600
    10,200   Safeway, Inc. (b).............      388,237
    14,200   The Kroger Co. (b)............      313,288
    13,200   TJX Cos., Inc. ...............      370,425
     9,800   Toys "R" Us, Inc. (b).........      147,000
                                             -----------
                                               3,578,487
                                             -----------
Retail Automotive (0.8%):
         7   Delphi Automotive Systems.....          112
    13,600   Navistar International Corp.
               (b).........................      632,400
                                             -----------
                                                 632,512
                                             -----------
Savings & Loans (0.8%):
     6,100   Dime Bancorp, Inc. ...........      106,750
     3,500   Golden West Financial
               Corp. ......................      343,875
     5,600   Webster Financial Corp. ......      142,800
                                             -----------
                                                 593,425
                                             -----------
Steel (0.4%):
     6,800   US Freightways Corp. .........      322,150
                                             -----------
Telecommunication & Satellite (0.2%):
     6,400   DSP Communications, Inc.
               (b).........................      121,600
                                             -----------

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Telecommunications (5.8%):
    15,100   Bell Atlantic Corp. ..........  $ 1,016,418
    13,500   Centurytel, Inc. .............      548,438
     6,400   Clear Channel Communications,
               Inc. (b)....................      511,200
    11,200   Comcast Corp. -- Special Class
               A (b).......................      446,600
    10,500   Lucent Technologies, Inc. ....      681,187
     5,400   Motorola, Inc. ...............      475,200
     9,800   Sprint Corp. (PCS Group)
               (b).........................      730,712
                                             -----------
                                               4,409,755
                                             -----------
Textile (0.1%):
     3,000   Springs Industries, Inc. .....      101,813
                                             -----------
Transportation (0.1%):
     2,600   CNF Transportation, Inc. .....       96,850
                                             -----------
Transportation -- Air (1.0%):
     7,700   AMR Corp. Del (b).............      419,650
     6,500   Delta Air Lines, Inc. ........      315,250
                                             -----------
                                                 734,900
                                             -----------
Transportation -- Misc. (0.1%):
     4,700   Ryder System, Inc. ...........       95,763
                                             -----------
Utilities -- Electric (1.5%):
     1,600   Calpine Corp. (b).............      136,100
     1,600   Cinergy Corp. ................       45,300
     8,300   DTE Energy Co. ...............      299,837
     1,711   Duke Energy Corp. ............       94,319
     3,800   Entergy Corp. ................      109,963
     3,200   FPL Group, Inc. ..............      161,199
     3,100   GPU, Inc. ....................      101,138
     2,300   PECO Energy Co. ..............       86,250
     3,900   The Southern Co. .............      100,425
                                             -----------
                                               1,134,531
                                             -----------
Utilities -- Telephone (2.8%):
     7,050   AT&T Corp. ...................      306,675
    14,800   BellSouth Corp. ..............      665,999
     2,900   GTE Corp. ....................      222,938
     9,400   MCI Worldcom, Inc. (b)........      675,624
     4,200   U S WEST, Inc. ...............      239,663
                                             -----------
                                               2,110,899
                                             -----------
Waste Disposal (0.2%):
     6,700   Waste Management, Inc. .......      128,975
                                             -----------
             Total Common Stocks...........   72,708,075
                                             -----------

                                   Continued

THE COVENTRY GROUP
1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
DEPOSITARY RECEIPTS (0.9%):
     9,000   S&P 400 Mid-Cap Depositary
               Receipt.....................  $   643,500
                                             -----------
             Total Depositary Receipts.....      643,500
                                             -----------

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
REPURCHASE AGREEMENT (4.3%):
 3,245,054   Fifth Third Bank Repurchase
               Agreement, 9/30/99, 4.78%,
               matures 10/1/99,
               (Collateralized by $869,000
               FHLMC G10657, 7.50%, 2/1/12,
               market value = $881,491;
               $2,431,000 FHLM 6.00%,
               9/1/13, market value =
               $2,431,000).................  $ 3,245,054
                                             -----------
             Total Repurchase Agreement....    3,245,054
                                             -----------
             Total (Cost $71,821,954)
               (a).........................  $76,596,629
                                             ===========

---------

Percentages indicated are based on net assets of $75,694,631.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation.........................  $ 9,931,014
         Unrealized depreciation.........................   (5,156,339)
                                                           -----------
         Net unrealized appreciation.....................  $ 4,774,675
                                                           ===========

(b) Represents non-income producing securities.

                       See notes to financial statements.

THE COVENTRY GROUP
1ST SOURCE MONOGRAM SPECIAL EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS (63.1%):
Advertising (1.7%):
     6,000   Lamar Advertising Co. (b).....  $   297,000
    10,000   Source Information Mgmt. Co.
               (b).........................      141,875
                                             -----------
                                                 438,875
                                             -----------
Aerospace/Defense -- Equipment (0.5%):
     7,500   AAR Corp. ....................      135,000
                                             -----------
Audio/Video Products (1.1%):
     3,500   Gemstar International Group
               Ltd. (b)....................      273,438
                                             -----------
Commercial Goods & Services (1.0%):
    10,000   Carey International, Inc.
               (b).........................      250,000
                                             -----------
Computer Graphics (0.5%):
     6,000   Nvidia Corp. (b)..............      115,500
                                             -----------
Computer Services (0.7%):
    15,000   DA Consulting Group, Inc.
               (b).........................       72,188
     7,500   Technology Solutions Co.
               (b).........................      105,937
                                             -----------
                                                 178,125
                                             -----------
Computer Software (2.7%):
    15,000   CBT Group PLC-ADR (b).........      369,375
     5,000   Micromuse, Inc. (b)...........      321,250
                                             -----------
                                                 690,625
                                             -----------
Consulting Services (1.2%):
     1,500   Charles River Associates
               (b).........................       41,813
     3,000   Corporate Executive Board Co.
               (b).........................      122,250
     7,500   J.D. Edwards..................      155,391
                                             -----------
                                                 319,454
                                             -----------
Data Processing Services (0.5%):
    15,000   Informix Corp. (b)............      119,063
                                             -----------
Electronic Components (11.8%):
    15,000   Amkor Technology, Inc. (b)....      241,875
     7,500   Apex, Inc. (b)................      140,156
    18,000   Artisan Components, Inc.
               (b).........................      155,250
    20,000   C. P. Clare Corp. (b).........      127,500
     4,000   Celestica, Inc. (b)...........      197,500
     5,000   Flextronics International Ltd.
               (b).........................      290,938
    10,000   International Rectifier Corp.
               (b).........................      152,500
     5,000   MIPS Technologies, Inc. (b)...      159,063
    15,000   MKS Instruments, Inc. (b).....      333,749
     7,500   Sipex Corp. (b)...............      107,344

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Electronic Components, continued:
     7,500   Transwitch Corp. (b)..........  $   427,499
     5,500   Vitesse Semiconductor (b).....      469,562
     5,000   Xircom, Inc. (b)..............      213,438
                                             -----------
                                               3,016,374
                                             -----------
Environmental Services (1.2%):
    20,000   Stericycle, Inc. (b)..........      293,750
                                             -----------
Fiber Optics (1.6%):
    30,000   International FiberCom, Inc.
               (b).........................      157,500
    10,000   Metromedia Fiber Network, Inc.
               (b).........................      245,000
                                             -----------
                                                 402,500
                                             -----------
Financial Services (1.7%):
    15,000   Microfinancial, Inc. (b)......      163,125
     6,000   NCO Group, Inc. (b)...........      282,000
                                             -----------
                                                 445,125
                                             -----------
Health & Personal Care (0.3%):
    10,000   Capital Senior Living Corp.
               (b).........................       75,625
                                             -----------
Healthcare Cost Containment (0.7%):
    10,000   Orthodontic Centers of
               America, Inc. (b)...........      175,000
                                             -----------
Household -- General Products (1.2%):
    28,000   Home Products International,
               Inc. (b)....................      297,500
                                             -----------
Investment Companies (0.5%):
    10,000   Conning Corp. ................      115,000
                                             -----------
Manufacturing (2.8%):
    20,000   Packaged Ice, Inc. (b)........       67,500
    20,000   Racing Champions Corp. (b)....      113,750
     5,000   Terex Corp. ..................      157,500
    30,000   US Plastic Lumber Co. (b).....      371,250
                                             -----------
                                                 710,000
                                             -----------
Medical Services & Supplies (0.9%):
    15,000   Hanger Orthopedic Group, Inc.
               (b).........................      217,500
                                             -----------
Medical -- Biotechnology (0.3%):
    20,000   Serologicals Corp. (b)........       85,000
                                             -----------
Medical -- Instruments/Products (0.5%):
     5,000   Molecular Devices Corp. (b)...      137,500
                                             -----------

                                   Continued

THE COVENTRY GROUP
1ST SOURCE MONOGRAM SPECIAL EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Multimedia (0.9%):
    15,000   Canwest Global Comm Corp. ....  $   186,563
     2,500   Corus Entertainment, Inc. -- B
               SH (b)......................       40,405
                                             -----------
                                                 226,968
                                             -----------
Networking Software (0.8%):
     5,000   Concord Communications, Inc.
               (b).........................      198,750
                                             -----------
Oil & Gas (1.9%):
     3,500   Apache Corporation............      151,156
    10,000   Midcoast Energy Resources.....      197,500
     4,000   Newfield Exploration Co.
               (b).........................      131,750
                                             -----------
                                                 480,406
                                             -----------
Oil & Gas -- Exploration/Production (0.6%):
     7,500   EOG Resources, Inc. ..........      159,375
                                             -----------
Oil & Gas Drilling (2.4%):
    40,000   Key Energy Services, Inc.
               (b).........................      197,500
    11,000   Noble Drilling Corp. (b)......      240,625
     7,500   Santa Fe International
               Corp. ......................      161,719
                                             -----------
                                                 599,844
                                             -----------
Pharmaceuticals (3.7%):
     6,000   Biovail Corp. International
               (b).........................      304,500
    10,000   King Pharmaceuticals, Inc.
               (b).........................      350,000
     8,000   Medicis Pharmaceutical --
               Class A (b).................      228,000
     7,500   Schein Pharmaceutical, Inc.
               (b).........................       70,313
                                             -----------
                                                 952,813
                                             -----------
Radio (1.6%):
     6,000   Citadel Communications Corp.
               (b).........................      204,750
     3,500   Cox Radio, Inc. -- Class A
               (b).........................      208,250
                                             -----------
                                                 413,000
                                             -----------
Real Estate (0.5%):
    11,000   Catellus Development Corp.
               (b).........................      129,250
                                             -----------
Real Estate Investment Trust (0.7%):
     6,000   Alexandria Real Estate
               Equities....................      176,625
                                             -----------
Recreation Centers (0.9%):
     7,500   Bally Total Fitness Holding
               Corp. (b)...................      229,219
                                             -----------

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Retail (4.9%):
     7,500   Ames Department Stores, Inc.
               (b).........................  $   239,062
     7,500   Family Dollar Stores, Inc. ...      158,438
    10,000   Fred's, Inc. .................      123,125
     5,000   Linens 'n Things, Inc. (b)....      168,749
     7,500   Micro Warehouse, Inc. (b).....       90,469
    30,000   Noodle Kidoodle, Inc. (b).....      123,750
    20,000   Officemax, Inc. (b)...........      116,250
     4,000   The Wet Seal, Inc. -- Class A
               (b).........................       66,250
    10,000   Ulimate Electronics, Inc.
               (b).........................      156,250
                                             -----------
                                               1,242,343
                                             -----------
Retail Automotive (0.5%):
     9,000   Sonic Automotive, Inc. (b)....      117,000
                                             -----------
Savings & Loans (0.6%):
    10,550   ITLA Capital Corp. (b)........      155,613
                                             -----------
Schools (0.3%):
    15,000   Argosy Education Group,
               Inc. -- A (b)...............       73,125
                                             -----------
Telecommunication & Satellite (1.9%):
    12,000   DSP Communications, Inc.
               (b).........................      228,000
     5,000   Gilat Satellite Networks Ltd.
               (b).........................      268,125
                                             -----------
                                                 496,125
                                             -----------
Telecommunications (6.0%):
     3,500   Ciena Corp. (b)...............      127,750
     7,500   IXC Communications, Inc.
               (b).........................      295,781
    45,000   P-Com, Inc. (b)...............      315,000
     7,500   Powertel, Inc. (b)............      412,968
     7,000   RSL Communications Ltd. --
               Class A (b).................      127,750
     4,000   US Cellular Corp. (b).........      272,000
                                             -----------
                                               1,551,249
                                             -----------
Utilities -- Electric (1.5%):
     4,000   Montana Power Co. ............      121,750
    10,000   Potomac Electric Power Co. ...      254,375
                                             -----------
                                                 376,125
                                             -----------
             Total Common Stocks...........   16,068,784
                                             -----------
DEPOSITARY RECEIPTS (4.8%):
    17,000   S & P 400 Mid-Cap Depositary
               Receipt.....................    1,215,500
                                             -----------
             Total Depositary Receipts.....    1,215,500
                                             -----------

                                   Continued

THE COVENTRY GROUP
1ST SOURCE MONOGRAM SPECIAL EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
WARRANTS (0.0%):
     5,000   Alza Corp. (b)................  $       156
                                             -----------
             Total Warrants................          156
                                             -----------
CORPORATE BONDS (2.1%):
Computer Software (1.5%):
   250,000   Aspen Technology, Inc., 5.25%,
               6/15/05.....................      161,250
   150,000   BEA Systems, Inc., 4.00%,
               6/15/05.....................      213,750
                                             -----------
                                                 375,000
                                             -----------
Computers (0.6%):
   150,000   National Semiconductor, 6.50%,
               10/1/02.....................      149,250
                                             -----------
             Total Corporate Bonds.........      524,250
                                             -----------
INVESTMENT COMPANIES (0.6%):
Energy (0.6%):
     6,000   Amex Energy Select SPDR.......      164,625
                                             -----------
             Total Investment Companies....      164,625
                                             -----------

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
REPURCHASE AGREEMENT (29.5%):
 7,512,985   Fifth Third Bank Repurchase
               Agreement, 9/30/99, 4.78%,
               matures 10/1/99,
               (Collateralized by
               $3,633,000 FHLMC G10657,
               7.50%, 2/1/12, market value
               = $3,685,224; $3,979,000
               FHLM 6.00%, 9/1/13, market
               value = $3,979,000).........  $ 7,512,985
                                             -----------
             Total Repurchase Agreement....    7,512,985
                                             -----------
             Total (Cost $23,652,992)
               (a).........................  $25,486,300
                                             ===========

---------

Percentages indicated are based on net assets of $25,459,092.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation.........................  $ 3,295,238
         Unrealized depreciation.........................   (1,461,930)
                                                           -----------
         Net unrealized appreciation.....................  $ 1,833,308
                                                           ===========

(b) Represents non-income producing securities.

                       See notes to financial statements.

THE COVENTRY GROUP
1ST SOURCE MONOGRAM INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
CORPORATE BONDS (24.9%):
Automotive (4.9%):
 3,000,000   Ford Motor Credit, 8.20%,
               2/15/02.....................  $ 3,104,466
                                             -----------
Financial Services (5.9%):
 2,000,000   Associates Corp., 6.75%,
               8/1/01......................    2,015,182
 1,800,000   Bear Stearns Co., 6.25%,
               7/15/05.....................    1,713,344
                                             -----------
                                               3,728,526
                                             -----------
Industrial Goods & Services (6.5%):
 2,000,000   American Home Products, 7.90%,
               2/15/05.....................    2,072,888
 2,000,000   Procter & Gamble, 8.00%,
               11/15/03....................    2,108,906
                                             -----------
                                               4,181,794
                                             -----------
Oil & Gas Explor Prod & Ser (4.6%):
 3,000,000   Atlantic Richfield, 5.55%,
               4/15/03.....................    2,913,057
                                             -----------
Utilities -- Electric (3.0%):
 2,000,000   Pennsylvania Electric Co.,
               5.75%, 4/1/04...............    1,930,836
                                             -----------
             Total Corporate Bonds.........   15,858,679
                                             -----------
U.S. TREASURY OBLIGATIONS (60.9%):
 7,700,000   7.50%, 11/15/01...............    7,979,125
 7,700,000   6.25%, 8/31/02................    7,801,063
 7,700,000   7.25%, 5/15/04................    8,121,098
 7,700,000   6.50%, 5/15/05................    7,885,285
 6,920,000   6.13%, 8/15/07................    6,928,650
                                             -----------
             Total U.S. Treasury
               Obligations.................   38,715,221
                                             -----------

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
U.S. GOVERNMENT AGENCIES (11.1%):
Fannie Mae (6.4%):
 3,000,000   9.05%, 4/10/00................  $ 3,052,425
 1,000,000   6.41%, 5/22/00................    1,004,890
                                             -----------
                                               4,057,315
                                             -----------
Freddie Mac (4.7%):
 3,000,000   6.24%, 10/6/04................    2,974,464
                                             -----------
             Total U.S. Government
               Agencies....................    7,031,779
                                             -----------
REPURCHASE AGREEMENT (1.2%):
$  791,524   Fifth Third Bank Repurchase
               Agreement, 3/31/99, 4.40%,
               matures 4/1/99,
               (Collateralized by $796,000
               FHLMC 7.50%, 2/1/12, market
               value -- $807,442)..........      791,524
                                             -----------
             Total Repurchase Agreement....      791,524
                                             -----------
             Total (Cost $64,978,659)
               (a).........................  $62,397,203
                                             ===========

---------

Percentages indicated are based on net assets of $63,587,836.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation.........................  $      0.00
         Unrealized depreciation.........................   (2,581,456)
                                                           -----------
         Net unrealized depreciation.....................  $(2,581,456)
                                                           ===========

                       See notes to financial statements.

THE COVENTRY GROUP
1ST SOURCE MONOGRAM FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1999

1.   ORGANIZATION:

     The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Group offers shares of a number of different series, the following series for which 1st Source Bank serves as investment adviser: the 1st Source Monogram Income Equity Fund, the 1st Source Monogram Diversified Equity Fund, the 1st Source Monogram Special Equity Fund, and the 1st Source Monogram Income Fund, (collectively, the "Funds" and individually, a "Fund"). On October 24, 1998, the 1st Source Monogram Funds were reorganized and moved from The Sessions Group to The Coventry Group. In connection with this reorganization, the Funds changed their fiscal year end to March 31.

     The investment objectives of the Income Equity Fund are capital appreciation with current income as a secondary objective. The investment objective for each of the Diversified Equity Fund and the Special Equity Fund is capital appreciation. The investment objective of the Income Fund is current income consistent with preservation of capital.

     The Group is authorized to issue an unlimited number of shares, which are equal units of beneficial interest with a par value of $0.01 per share. Sales of Fund shares may be made to the general public.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Group in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION:

     Investments in common and preferred stocks, corporate bonds, commercial paper, municipal securities and U.S. Government securities of the Income Equity Fund, the Diversified Equity Fund, the Special Equity Fund, and the Income Fund are valued at their market values determined on the basis of the current available prices in the principal market (closing sales prices if the principal market is an exchange or NASDAQ National Market) in which such securities are normally traded. Investments in investment companies are valued at their net asset values as reported by such companies. Other securities for which quotations are not readily available are valued at their fair value under procedures established by the Group's Board of Trustees. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method.

     SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or

                                   Continued

THE COVENTRY GROUP
1ST SOURCE MONOGRAM FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1999

     discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     REPURCHASE AGREEMENTS:

     The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which 1st Source Bank deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are transferred to an account of the Fund at a bank custodian.

     DERIVATIVES:

     A derivative is defined as a financial instrument whose value is derived from the performance of underlying assets, interest rate and currency exchange rates, or indices, and include (but are not limited to) structured debt obligations, interest rates, futures contracts, options, and forward currency contracts. Risks of entering into such transactions include the potential inability of the dealer to meet its obligations and unanticipated movements in the value of the security or the underlying assets or indices. It is possible that the Funds will incur a loss as a result of their investments in derivative instruments. It is the policy of the Funds, to the extent that there exists no readily available market for such securities, that the investment will be treated as an illiquid security for purposes of calculating the Funds' limitations on investments in illiquid securities as set forth in the Funds' investment restrictions.

     DIVIDENDS TO SHAREHOLDERS:

     A dividend for each of the Funds, other than the Special Equity Fund, is declared monthly at the close of business on the day of declaration and is generally paid monthly. A dividend for the Special Equity Fund is declared quarterly at the close of business on the day of declaration and is paid quarterly. Distributable net realized capital gains for each Fund, if any, are distributed at least annually.

     Dividends from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net investment losses, expiring capital loss carry forwards, and deferral of certain losses.

     These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains

                                   Continued

THE COVENTRY GROUP
1ST SOURCE MONOGRAM FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1999

     for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     FEDERAL INCOME TAXES:

     It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     ORGANIZATION COSTS:

     All expenses in connection with each Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by that Fund. Such expenses are amortized over a period of five years commencing with the date of the initial public offering.

     EXPENSES:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets. Other expenses for the Group are prorated to the Funds and any other portfolios of the Group on the basis of relative net assets.

3.   PURCHASES AND SALES OF SECURITIES:

     The costs of purchases and proceeds from sales of securities (excluding short-term securities) for the period ended March 31, 1999 (a) were as follows:

                                                     PURCHASES        SALES
                                                    -----------    -----------
Income Equity Fund................................  $11,451,304    $17,520,488
Diversified Equity Fund...........................   40,043,828     50,517,871
Special Equity Fund...............................   22,248,370     27,130,104
Income Fund.......................................   25,593,601     29,299,526

4.   RELATED PARTY TRANSACTIONS:

     Investment advisory services are provided to the Funds by 1st Source Bank. Under the terms of the investment advisory agreement, 1st Source Bank is entitled to receive fees based on a percentage of the average net assets of each Fund.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of The BISYS Group, Inc.

                                   Continued

THE COVENTRY GROUP
1ST SOURCE MONOGRAM FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1999

     BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Funds as distributor. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. BISYS Ohio serves the Funds as administrator, transfer agent and fund accountant. Under the terms of the administration agreement, BISYS's fees are computed daily as a percentage of the average net assets of each Fund.

     The Group has adopted a Distribution and Shareholder Service Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which each Fund is authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each Fund. These fees may be used by BISYS to pay banks, including 1st Source Bank, broker-dealers and other institutions, or to reimburse BISYS or its affiliates, for distribution and shareholder services in connection with the distribution of Fund shares.

     The Group has adopted an Administrative Services Plan, pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, which may include 1st Source Bank, its correspondent and affiliated banks and BISYS, for providing ministerial, record keeping and/or administrative support services to their customers who are the beneficial or record owners of a Fund. The compensation which may be paid under the Administrative Services Plan is a fee computed daily at an annual rate of up to 0.25% of the average net assets of each Fund. As of the date of this report, no such servicing agreements have been entered into by the Group with respect to the Funds.

     BISYS is also entitled to receive commissions on sales of shares of the Funds. For the period ended September 30, 1999, BISYS received $398 from commissions earned on sales of shares of the Funds, of which $328 was reallowed to broker/dealers affiliated with 1st Source Bank.

     Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the period ended September 30, 1999:

                                     INCOME     DIVERSIFIED    SPECIAL
                                     EQUITY       EQUITY       EQUITY     INCOME
                                      FUND         FUND         FUND       FUND
                                     -------    -----------    -------    -------
INVESTMENT ADVISORY:
Annual fee before voluntary fee
  reductions (percentage of average
  net assets)......................      .80%         .99%         .80%       .55%
ADMINISTRATION FEES:
Annual fee before voluntary fee
  reductions (percentage of average
  net assets)......................      .20%         .20%         .20%       .20%
12B-1 FEES:
Annual fee before voluntary fee
  reductions (percentage of average
  net assets)......................      .25%         .25%         .25%       .25%
Voluntary fee reductions...........  $63,691     $104,213      $35,570    $82,288

THE COVENTRY GROUP
1ST SOURCE MONOGRAM FUNDS

                              FINANCIAL HIGHLIGHTS

                                             INCOME EQUITY FUND                        DIVERSIFIED EQUITY FUND
                          --------------------------------------------------------   ----------------------------
                          PERIOD ENDED    PERIOD ENDED   YEAR ENDED   PERIOD ENDED   PERIOD ENDED    PERIOD ENDED
                          SEPTEMBER 30,    MARCH 31,      JUNE 30,      JUNE 30,     SEPTEMBER 30,    MARCH 31,
                             1999(a)        1999(b)         1998        1997(c)         1999(a)        1999(b)
                          -------------   ------------   ----------   ------------   -------------   ------------
                           (UNAUDITED)                                                (UNAUDITED)
NET ASSET VALUE,
BEGINNING OF PERIOD.....     $ 11.00        $ 12.60       $ 12.28       $ 10.00         $ 11.26        $ 13.31
                             -------        -------       -------       -------         -------        -------
INVESTMENT ACTIVITIES
  Net investment income
    (loss)..............        0.11           0.20          0.27          0.20           (0.02)         (0.02)
  Net realized and
    unrealized gains
    (losses) on
    investments.........        0.23          (0.26)         1.79          2.32           (0.12)         (0.11)
                             -------        -------       -------       -------         -------        -------
    Total from
      Investment
      Activities........        0.34          (0.06)         2.06          2.52           (0.14)         (0.13)
                             -------        -------       -------       -------         -------        -------
DISTRIBUTIONS
  Net investment
    income..............       (0.12)         (0.20)        (0.27)        (0.19)             --             --
  Net realized gains....        0.00          (1.34)        (1.47)        (0.05)           0.00          (1.92)
                             -------        -------       -------       -------         -------        -------
    Total
      Distributions.....       (0.12)         (1.54)        (1.74)        (0.24)           0.00          (1.92)
                             -------        -------       -------       -------         -------        -------
NET ASSET VALUE, END OF
  PERIOD................     $ 11.22        $ 11.00       $ 12.60       $ 12.28         $ 11.12        $ 11.26
                             =======        =======       =======       =======         =======        =======
    Total Return
      (excludes sales
      charge)...........        3.05%(d)       0.04%(d)     18.15%        25.58%(d)       (1.24)%(d)     (0.59)%(d)

RATIOS/SUPPLEMENTAL
  DATA:
  Net Assets, at end of
    period (000)........     $46,102        $50,903       $52,450       $39,196         $75,695        $85,361
  Ratio of expenses to
    average net
    assets..............        1.20%(e)       1.21%(e)      1.21%         1.37%(e)        1.38%(e)       1.43%(e)
  Ratio of net
    investment income
    (loss) to average
    net assets..........        1.84%(e)       2.29%(e)      2.16%         2.38%(e)       (0.33)%(e)     (0.24)%(e)
  Ratio of expenses to
    average net
    assets*.............        1.45%(e)       1.46%(e)      1.46%         1.62%(e)        1.63%(e)       1.68%(e)
  Portfolio Turnover
    Rate................       23.52%         34.41%        70.46%        38.49%          49.93%        107.94%

                           DIVERSIFIED EQUITY FUND
                          -------------------------
                          YEAR ENDED   PERIOD ENDED
                           JUNE 30,      JUNE 30,
                             1998        1997(c)
                          ----------   ------------

NET ASSET VALUE,
BEGINNING OF PERIOD.....   $ 11.80       $ 10.00
                           -------       -------
INVESTMENT ACTIVITIES
  Net investment income
    (loss)..............     (0.02)        (0.01)
  Net realized and
    unrealized gains
    (losses) on
    investments.........      3.00          2.03
                           -------       -------
    Total from
      Investment
      Activities........      2.98          2.02
                           -------       -------
DISTRIBUTIONS
  Net investment
    income..............        --            --
  Net realized gains....     (1.47)        (0.22)
                           -------       -------
    Total
      Distributions.....     (1.47)        (0.22)
                           -------       -------
NET ASSET VALUE, END OF
  PERIOD................   $ 13.31       $ 11.80
                           =======       =======
    Total Return
      (excludes sales
      charge)...........     27.85%        20.42%(d)
RATIOS/SUPPLEMENTAL
  DATA:
  Net Assets, at end of
    period (000)........   $98,083       $74,990
  Ratio of expenses to
    average net
    assets..............      1.48%         1.62%(e)
  Ratio of net
    investment income
    (loss) to average
    net assets..........     (0.18)%       (0.10)%(e)
  Ratio of expenses to
    average net
    assets*.............      1.73%         1.87%(e)
  Portfolio Turnover
    Rate................     95.13%        76.54%

---------------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 (a) For the period from April 1, 1999 through September 30, 1999.

 (b) For the period from July 1, 1998 through March 31, 1999.

 (c) Funds commenced operations on September 25, 1996 and September 23, 1996, respectively.

 (d) Not annualized

 (e) Annualized

THE COVENTRY GROUP
1ST SOURCE MONOGRAM FUNDS

                              FINANCIAL HIGHLIGHTS

                                            SPECIAL EQUITY FUND                                     INCOME FUND
                          --------------------------------------------------------   -----------------------------------------
                          PERIOD ENDED    PERIOD ENDED   YEAR ENDED   PERIOD ENDED   PERIOD ENDED    PERIOD ENDED   YEAR ENDED
                          SEPTEMBER 30,    MARCH 31,      JUNE 30,      JUNE 30,     SEPTEMBER 30,    MARCH 31,      JUNE 30,
                             1999(a)        1999(b)         1998        1997(c)         1999(a)        1999(b)         1998
                          -------------   ------------   ----------   ------------   -------------   ------------   ----------
                           (UNAUDITED)                                                (UNAUDITED)
NET ASSET VALUE,
BEGINNING OF PERIOD.....     $  9.18        $  9.63       $  9.59       $ 10.00         $  9.99        $ 10.34       $ 10.13
                             -------        -------       -------       -------         -------        -------       -------
  Investment Activities
    Net investment
    income (loss).......       (0.01)            --            --            --            0.28           0.41          0.60
  Net realized and
    unrealized gains
    (losses) on
    investments.........       (0.02)         (0.44)         0.17         (0.10)(f)       (0.29)(f)      (0.10)         0.21
                             -------        -------       -------       -------         -------        -------       -------
    Total from
      Investment
      Activities........       (0.03)         (0.44)         0.17         (0.10)          (0.01)          0.31          0.81
                             -------        -------       -------       -------         -------        -------       -------
DISTRIBUTIONS
  Net investment
    income..............          --             --            **            **           (0.28)         (0.41)        (0.60)
  From tax return of
    capital.............          --          (0.01)           --            --              --             --            --
  Net realized gains....          --             --         (0.13)           --              --          (0.18)           --
  In excess of realized
    gains...............          --             --            --         (0.31)             --          (0.07)           --
                             -------        -------       -------       -------         -------        -------       -------
    Total
      Distributions.....          --          (0.01)        (0.13)        (0.31)          (0.28)         (0.66)        (0.60)
                             -------        -------       -------       -------         -------        -------       -------
NET ASSET VALUE, END OF
  PERIOD................     $  9.15        $  9.18       $  9.63       $  9.59         $  9.70        $  9.99       $ 10.34
                             =======        =======       =======       =======         =======        =======       =======
    Total Return
      (excludes sales
      charge)...........       (0.33)%(d)     (4.55)%(d)     1.86%        (1.03)%(d)      (0.07)%(d)      3.00%(d)      8.24%

RATIOS/SUPPLEMENTAL
  DATA:
  Net Assets, at end of
    period (000)........     $25,459        $30,946       $35,441       $30,524         $63,588        $67,251       $65,975
  Ratio of expenses to
    average net
    assets..............        1.24%(e)       1.24%(e)      1.27%         1.39%(e)        0.91%(e)       0.92%(e)      0.92%
  Ratio of net
    investment income
    (loss) to average
    net assets..........       (0.10)%(e)      0.02%(e)      0.04%         0.05%(e)        5.62%(e)       5.23%(e)      5.90%
  Ratio of expenses to
    average net
    assets*.............        1.49%(e)       1.49%(e)      1.52%         1.65%(e)        1.16%(e)       1.17%(e)      1.17%
  Portfolio Turnover
    Rate................       94.49%        247.95%       124.55%       152.81%          41.75%        301.44%       208.32%

                          INCOME FUND
                          ------------
                          PERIOD ENDED
                            JUNE 30,
                            1997(c)
                          ------------

NET ASSET VALUE,
BEGINNING OF PERIOD.....    $ 10.00
                            -------
  Investment Activities
    Net investment
    income (loss).......       0.44
  Net realized and
    unrealized gains
    (losses) on
    investments.........       0.12
                            -------
    Total from
      Investment
      Activities........       0.56
                            -------
DISTRIBUTIONS
  Net investment
    income..............      (0.43)
  From tax return of
    capital.............         --
  Net realized gains....         --
  In excess of realized
    gains...............         --
                            -------
    Total
      Distributions.....      (0.43)
                            -------
NET ASSET VALUE, END OF
  PERIOD................    $ 10.13
                            =======
    Total Return
      (excludes sales
      charge)...........       5.71%(d)
RATIOS/SUPPLEMENTAL
  DATA:
  Net Assets, at end of
    period (000)........    $54,789
  Ratio of expenses to
    average net
    assets..............       1.05%(e)
  Ratio of net
    investment income
    (loss) to average
    net assets..........       5.71%(e)
  Ratio of expenses to
    average net
    assets*.............       1.30%(e)
  Portfolio Turnover
    Rate................     118.33%

---------------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005

 (a) For the period from April 1, 1999 through September 30, 1999.

 (b) For the period from July 1, 1998 through March 31, 1999.

 (c) Funds commenced operations on September 20, 1996, and September 24, 1996, respectively.

 (d) Not annualized

 (e) Annualized

 (f) The amount shown, while mathematically determinable by the summation of amounts computed for as many periods during the year as shares were sold or repurchased, is also the balancing figure derived from the other figures in the statement and should be so computed. The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

[1ST SOURCE MONOGRAM FUNDS LOGO]


INVESTMENT ADVISER
1ST SOURCE BANK
100 NORTH MICHIGAN STREET
SOUTH BEND, IN 46601


DISTRIBUTOR
BISYS FUND SERVICES
3435 STELZER ROAD
COLUMBUS, OH 43219


FOR ADDITIONAL INFORMATION, CALL:
1-800-766-8938


THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.


11/99


[1ST SOURCE MONOGRAM FUNDS LOGO]


SEMI-ANNUAL REPORT


SEMI-ANNUAL REPORT
SEPTEMBER 30, 1999